UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                01/30/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:                          0
Form 13F Information Table Entry Total:                    58
Form 13F Information Table Value Total:            $1,052,702
                                                  (thousands)


List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE     SHRS OR   SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                   (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------------   ---------  --------   -------   ---   ----  ---------- -------- ------- ------  ----
ADOBE SYS INC                 COM             00724F101    17828     579199   SH          SOLE                 395274      0  183925
AMERICAN  TOWER CORP          CL A            029912201    50472     977378   SH          SOLE                 684316      0  293062
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108     9078     159004   SH          SOLE                 102515      0   56489
AUTODESK INC                  COM             052769106     3052      79898   SH          SOLE                  73279      0    6619
BARD C R  INC                 COM             067383109    42004     457712   SH          SOLE                 338358      0  119354
BAXTER INTL INC               COM             071813109    22319     440918   SH          SOLE                 305481      0  135437
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702    38006     474426   SH          SOLE                 335095      0  139331
CHEVRON CORP NEW              COM             166764100    16440     180165   SH          SOLE                 111764      0   68401
CISCO SYS INC                 COM             17275R102    27037    1336497   SH          SOLE                 986398      0  350099
COLGATE PALMOLIVE CO          COM             194162103    10434     129824   SH          SOLE                  76450      0   53374
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204     2134      36844   SH          SOLE                  33814      0    3030
CORELOGIC INC                 COM             21871D103    12044     650350   SH          SOLE                 471452      0  178898
ECOLAB INC                    COM             278865100     4753      94271   SH          SOLE                  87295      0    6976
EXXON MOBIL CORP              COM             30231G102    42818     585591   SH          SOLE                 404389      0  181202
FEDEX CORP                    COM             31428X106    32688     351444   SH          SOLE                 251568      0   99876
FIRST AMERN FINL CORP         COM             31847R102    34163    2286679   SH          SOLE                1678408      0  608271
FOSTER WHEELER AG             COM             H27178104     3983     115377   SH          SOLE                 105987      0    9390
GENERAL DYNAMICS CORP         COM             369550108    41797     589019   SH          SOLE                 420238      0  168781
GOOGLE INC                    CL A            38259P508    12040      20271   SH          SOLE                  12522      0    7749
HEWLETT PACKARD CO            COM             428236103    31102     738776   SH          SOLE                 525339      0  213437
INTEL CORP                    COM             458140100    26436    1257045   SH          SOLE                 886729      0  370316
ISHARES  TR                   RUSSELL MCP GR  464287481       51        902   SH          SOLE                    902      0       0
ISHARES  TR                   RUSSELL1000GRW  464287614       40        697   SH          SOLE                    697      0       0
JACOBS ENGR GROUP INC DEL     COM             469814107    15596     340145   SH          SOLE                 226113      0  114032
JOHNSON & JOHNSON             COM             478160104    32207     520725   SH          SOLE                 364698      0  156027
LEGG MASON INC                COM             524901105    18795     518192   SH          SOLE                 345647      0  172545
LENDER PROCESSING SVCS INC    COM             52602E102    18218     617144   SH          SOLE                 397138      0  220006
LOWES COS INC                 COM             548661107    36213    1443885   SH          SOLE                1002073      0  441812
MASTERCARD INC                CL A            57636Q104     2001       8929   SH          SOLE                      0      0    8929
MAXIM INTEGRATED PRODS INC    COM             57772K101    19424     822368   SH          SOLE                 546710      0  275658
MICROCHIP TECHNOLOGY INC      COM             595017104     3205      93693   SH          SOLE                  86061      0    7632
MICROSOFT CORP                COM             594918104    42399    1519123   SH          SOLE                1078569      0  440554
NETAPP INC                    COM             64110D104     1642      29871   SH          SOLE                  27397      0    2474
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103     4180     116862   SH          SOLE                 107177      0    9685
NOVARTIS A G                  SPONSORED ADR   66987V109    26875     455892   SH          SOLE                 332206      0  123686
OMNICOM GROUP INC             COM             681919106    31551     688882   SH          SOLE                 505451      0  183431
ORACLE CORP                   COM             68389X105    38785    1239123   SH          SOLE                 894042      0  345081
PAYCHEX INC                   COM             704326107    39674    1283548   SH          SOLE                 963412      0  320136
PEOPLES UNITED FINANCIAL INC  COM             712704105     3122     222854   SH          SOLE                 204591      0   18263
PETSMART INC                  COM             716768106     3680      92408   SH          SOLE                  84925      0    7483
PRAXAIR INC                   COM             74005P104    16877     176783   SH          SOLE                 108647      0   68136
PROCTER & GAMBLE CO           COM             742718109    15686     243829   SH          SOLE                 145088      0   98741
QUALCOMM INC                  COM             747525103    29127     588546   SH          SOLE                 431451      0  157095
SBA COMMUNICATIONS CORP       COM             78388J106     6068     148207   SH          SOLE                 136498      0   11709
SEI INVESTMENTS CO            COM             784117103    12100     508622   SH          SOLE                 334890      0  173732
ST JOE CO                     COM             790148100     4862     222536   SH          SOLE                 203964      0   18572
ST JUDE MED INC               COM             790849103    19644     459515   SH          SOLE                 306080      0  153435
STERICYCLE INC                COM             858912108        1         17   SH          SOLE                     17      0       0
SYSCO CORP                    COM             871829107    23451     797669   SH          SOLE                 534254      0  263415
TARGET CORP                   COM             87612E106    17063     283766   SH          SOLE                 172566      0  111200
THERMO FISHER SCIENTIFIC INC  COM             883556102    40613     733624   SH          SOLE                 545550      0  188074
TOLL BROTHERS INC             COM             889478103     3586     188721   SH          SOLE                 173035      0   15686
TRANSDIGM GROUP INC           COM             893641100     1852      25724   SH          SOLE                  23603      0    2121
UNILEVER N V                  N Y SHS NEW     904784709    11255     358449   SH          SOLE                 220982      0  137467
UNITED TECHNOLOGIES CORP      COM             913017109    14160     179877   SH          SOLE                 110974      0   68903
VISA INC                      COM CL A        92826C839     8465     120281   SH          SOLE                  91678      0   28603
WEATHERFORD INTERNATIONAL LT  REG             H27013103     2590     113580   SH          SOLE                 104322      0    9258
WELLS FARGO & CO NEW          COM             949746101     7013     226307   SH          SOLE                 134697      0   91610